Directors’ emoluments and key management personnel remuneration - Additional information (Details)	12 Months Ended
	Dec. 31, 2022 shares director	Dec. 31, 2021 director	Dec. 31, 2020 director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of directors, retirement benefits accrued for	2	2	4
Number of directors, options granted	5	4	4
Number of directors, options exercised	3	1	1
Highest Paid Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares	0